Segment Information, Information about Company's Reportable Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Information [Abstract]
Voyage charter revenues	$ 51,805,097	$ 15,002,012
Total vessel revenues	111,885,865	29,264,268
Voyage expenses (including charges from related parties)	(29,319,414)	(11,059,518)
Vessel operating expenses	(21,708,290)	(12,361,871)
Management fees to related parties	(2,833,500)	(1,853,850)
Provision for doubtful accounts	(266,732)	0
Depreciation and amortization	(7,294,476)	(3,834,117)
Gain on sale of vessel	3,222,631	0
Operating (loss)/income	51,592,737	(734,184)
Interest and finance costs	(902,572)	(506,012)
Interest income	202,612	652
Foreign exchange gains/(losses)	(6,181)	15,327
Less: Unallocated corporate general and administrative expenses	(2,093,347)	(889,096)
Net (loss)/income, before taxes	50,886,596	(1,224,217)
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	13,656,027	9,115,257
Pool [Member]
Segment Information [Abstract]
Vessel revenues	46,424,741	5,146,999
Operating Segment [Member]
Segment Information [Abstract]
Operating (loss)/income	53,686,084	154,912
Operating Segment [Member] | Aframax Tanker Segment [Member]
Segment Information [Abstract]
Voyage charter revenues	51,805,097	15,002,012
Total vessel revenues	96,248,212	26,559,413
Voyage expenses (including charges from related parties)	(29,100,348)	(11,003,925)
Vessel operating expenses	(17,386,009)	(9,776,724)
Management fees to related parties	(2,167,000)	(1,433,950)
Provision for doubtful accounts	(266,732)	0
Depreciation and amortization	(5,889,352)	(3,087,764)
Gain on sale of vessel	3,222,631	0
Operating (loss)/income	44,661,402	1,257,050
Operating Segment [Member] | Aframax Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	13,656,027	9,115,257
Operating Segment [Member] | Aframax Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	30,787,088	2,442,144
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Voyage charter revenues	0	0
Total vessel revenues	15,637,653	2,704,855
Voyage expenses (including charges from related parties)	(219,066)	(55,593)
Vessel operating expenses	(4,322,281)	(2,585,147)
Management fees to related parties	(666,500)	(419,900)
Provision for doubtful accounts	0	0
Depreciation and amortization	(1,405,124)	(746,353)
Gain on sale of vessel	0	0
Operating (loss)/income	9,024,682	(1,102,138)
Operating Segment [Member] | Handysize Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	15,637,653	2,704,855
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs	(902,572)	(506,012)
Interest income	202,612	652
Foreign exchange gains/(losses)	(6,181)	15,327
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses	$ (2,093,347)	$ (889,096)